Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases (Details) [Line Items]
Operating lease expenses	$ 363	$ 454	$ 535
Minimum [Member]
Leases (Details) [Line Items]
Operating leases terms	1 year
Maximum [Member]
Leases (Details) [Line Items]
Operating leases terms	5 years